Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Income (loss)	Non- controlling Interest	Total
Balance at Dec. 31, 2017	$ 1		$ 41,819,685	$ (29,936,158)	$ 388,217		$ 12,271,745
Balance (in Shares) at Dec. 31, 2017	1
Issuance of preferred shares		$ 10,000	(10,000)
Issuance of preferred shares (in Shares)		1,000,000
Issuance of ordinary shares	$ 1,854,126		(1,854,126)
Issuance of ordinary shares (in Shares)	185,412,599
Adjustment due to the assets exchange	$ 16,849		177,880				194,729
Adjustment due to the assets exchange (in Shares)	1,684,999
Acquisition of Superengine	$ 122,200		59,877,800				60,000,000
Acquisition of Superengine (in Shares)	12,219,959
Capital contribution from C Media			2,114,575				2,114,575
Net loss				(11,927,536)			(11,927,536)
Foreign currency translation adjustment					447,246		447,246
Balance at Dec. 31, 2018	$ 1,993,176	$ 10,000	102,125,814	(41,863,694)	835,463		63,100,759
Balance (in Shares) at Dec. 31, 2018	199,317,558	1,000,000
Issuance of preferred shares		$ 217,949	9,986,377				10,204,326
Issuance of preferred shares (in Shares)		21,794,872
Issuance of ordinary shares	$ 97,640		11,980,000				12,077,640
Issuance of ordinary shares (in Shares)	9,763,975
Net loss				(31,513,178)		(438,033)	(31,951,211)
Foreign currency translation adjustment					536,611	4,878	541,489
Balance at Dec. 31, 2019	$ 2,090,816	$ 227,949	124,092,191	(73,376,872)	1,372,074	(433,155)	53,973,003
Balance (in Shares) at Dec. 31, 2019	209,081,533	22,794,872
Issuance of preferred shares		$ 15,003	6,123,201				6,138,204
Issuance of preferred shares (in Shares)		1,500,310
Issuance of ordinary shares	$ 288,989		33,518,112				33,807,101
Issuance of ordinary shares (in Shares)	28,898,849
Net loss				(39,865,640)		(191,325)	(40,056,965)
Acquisition of subsidiaries	$ 17,896		1,020,082			731,858	1,769,836
Acquisition of subsidiaries (in Shares)	1,789,618
Foreign currency translation adjustment					(2,896,052)	(41,022)	(2,937,074)
Balance at Dec. 31, 2020	$ 2,397,701	$ 242,952	$ 164,753,586	$ (113,242,512)	$ (1,523,978)	$ 66,356	$ 52,694,105
Balance (in Shares) at Dec. 31, 2020	239,770,000	24,295,182